ONEROUS CONTRACTS	12 Months Ended
Dec. 31, 2024
ONEROUS CONTRACTS
ONEROUS CONTRACTS

NOTE 25 – ONEROUS CONTRACTS

	Balance in		Balance in
	2023	Net reversals	2024
Generation
Jirau Energia	938,635	(311,574)	627,061
Omega	58,548	(11,700)	46,848
BTG	20,284	(20,284)	—
Companhia Energética Sinop	18,732	(8,205)	10,527
Enerpeixe	16,453	(16,453)	—
CPFL Energia	6,571	(6,571)	—
Empresa de Energia São Manoel	5,223	(5,223)	—
Alpek	2,546	(2,546)	—
Pedra	4,136	(4,136)	—
	1,071,128	(386,692)	684,436

Current Liabilities	120,660		62,711
Non-Current Liabilities	950,468		621,725
	1,071,128		684,436

The fiscal year’s reversal is primarily driven by the improved future energy price curve and the inclusion of estimated equity gains from cross-equity in 2024. These gains stem from profits generated by energy contracts between the Company and the Special Purpose Entities (SPEs). This strategic move aims to offset the onerous balance of these contracts.

Accounting Policy

In the process of impairment test of assets of the Company, it was verified that there were concession and power trading agreements whose inevitable costs of satisfying the agreement obligations exceed the economic benefits expected to be received throughout the agreement, with the difference being recorded as a liability, as provision for onerous contract, and in the income statement, in the group of operational provisions.

Estimates and critical judgements

For the projection of the economic benefits, the Company was based, principally, on the future selling prices of electrical power.